ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019
Payable to franchisees	698	1,028
Other payables	261	394
Accrued rental, utilities and other accrued expenses	187	133
Liabilities related to customer loyalty program	154	110
Value-added tax, other tax and surcharge payables	90	90
Payable to noncontrolling interest holders	107	85
Payable for business acquisitions	39	16
Deferred rent, current	71	—

Total	1,607	1,856

From time to time, the Group receives cash advances from noncontrolling interest holders of hotels that are not wholly owned by the Group. Such advances are non-interest
bearing and are payable within one year. Payable to franchisees mainly represents room charges received on behalf of franchisees and are payable within one year.